Blackstone / GSO Senior Floating Rate Term Fund

Portfolio of Investments
September 30, 2019 (Unaudited)

	Principal
	Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 140.54%
Aerospace & Defense - 2.91%
Nordam Group LLC, First Lien Initial Term Loan, 6M US L + 5.50%, 04/09/2026(b)	$1,751,200	$1,757,767
Propulsion Acquisition LLC, First Lien Initial Term Loan, 1M US L + 6.00%, 07/13/2021(b)	2,132,624	2,111,298
Vectra Co., First Lien Initial Term Loan:
1M US L + 3.25%, 03/08/2025	1,179,105	1,152,085
1M US L + 7.25%, 03/08/2026(b)	1,000,000	970,000
WP CPP Holdings LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 04/30/2025	1,364,688	1,368,529
		7,359,679

Air Transport - 0.73%
Air Medical Group Holdings, Inc., First Lien 2018 New Term Loan, 1M US L + 4.25%, 03/14/2025	1,965,000	1,845,459

Automotive - 1.69%
Bright Bidco B.V., First Lien 2018 Refinancing B Term Loan, 3M US L + 3.50%, 06/30/2024	1,755,402	843,392
Midas Intermediate Holdco II LLC, First Lien 2017 Refinancing Term Loan, 3M US L + 2.75%, 08/18/2021	435,522	421,476
Panther BF Aggregator 2 L P, First Lien Initial Dollar Term Loan, 1M US L + 3.50%, 04/30/2026	1,760,000	1,748,454
Superior Industries International, Inc., First Lien Replacement Term Loan, 1M US L + 4.00%, 05/22/2024(b)	1,303,563	1,251,421
		4,264,743

Brokers, Dealers & Investment Houses - 1.69%
Advisor Group Holdings, Inc., First Lien Initial B Term Loan:
3M US L + 4.00%, 01/31/2025	835,722	816,918
1M US L + 5.00%, 07/31/2026	1,166,667	1,145,276
Deerfield Dakota Holding LLC, First Lien Initial Term Loan, 1M US L + 3.25%, 02/13/2025	873,350	860,468
Edelman Financial Center LLC, Second Lien Initial Term Loan, 1M US L + 6.75%, 07/20/2026	676,923	678,192
Newport Group Holdings II, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 09/12/2025	763,942	757,735
		4,258,589

Building & Development - 8.70%
American Bath Group LLC, Second Lien Term Loan:
1M US L + 4.25%, 09/30/2023	3,191,772	3,171,824
1M US L + 9.75%, 09/30/2024(b)	250,000	250,000
CPG International LLC, First Lien New Term Loan, 6M US L + 3.75%, 05/05/2024	288,889	288,286
Dayton Superior Corp., First Lien Borrowing Term Loan, 3M US L + 8.00%, 11/15/2021	1,386,631	727,981
Forterra Finance LLC, First Lien Replacement Term Loan, 1M US L + 3.00%, 10/25/2023	3,029,958	2,874,673
Hillman Group, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 05/30/2025	3,261,472	3,173,315
Interior Logic Group Holdings IV LLC, First Lien Initial Term Loan, 3M US L + 4.00%, 05/30/2025	2,376,000	2,344,815
LBM Borrower LLC, First Lien Tranche C Term Loan, 1M US L + 3.75%, 08/20/2022	4,121,198	4,124,289
Ply Gem Midco, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 04/12/2025	1,365,279	1,339,680
SIWF Holdings, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 06/15/2025	869,000	857,777
SRS Distribution, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 05/23/2025	2,878,730	2,812,361
		21,965,001

Business Equipment & Services - 22.64%
Access CIG LLC, First Lien B Term Loan:
3M US L + 3.75%, 02/27/2025	1,047,285	1,036,163
1M US L + 7.75%, 02/27/2026	119,565	119,565
Advantage Sales & Marketing, Inc., First Lien Initial Term Loan:
1M US L + 3.25%, 07/23/2021	953,063	886,944
1M US L + 3.25%, 07/23/2021	1,030,377	964,834
1M US L + 6.50%, 07/25/2022	3,248,461	2,824,358
Allied Universal Holdco LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 07/10/2026	1,401,261	1,404,982
APFS Staffing Holdings, Inc., First Lien Initial Term Loan, 1M US L + 5.00%, 04/15/2026(b)	1,995,000	1,987,519

	Principal
	Amount	Value
Business Equipment & Services (continued)
AqGen Ascensus, Inc., First Lien Replacement Term Loan, 3M US L + 4.00%, 12/05/2022	$1,751,226	$1,758,897
ARGUS MEDIA LIMITED, First Lien Term Loan, 3M US L + 3.25%, 09/24/2026(b)	569,935	573,497
BMC Acquisition, Inc., First Lien Initial Term Loan, 3M US L + 5.25%, 12/28/2024(b)	859,688	855,389
Capri Acquisitions BidCo, Ltd., First Lien Initial Dollar Term Loan, 3M US L + 3.00%, 11/01/2024	2,160,004	2,137,724
Cast & Crew Payroll LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 02/09/2026	399,008	402,499
DG Investment Intermediate Holdings 2, Inc., First Lien Initial Term Loan:
1M US L + 3.00%, 02/03/2025	334,410	329,185
1M US L + 6.75%, 02/02/2026(b)	465,517	453,879
Dun & Bradstreet Corp., First Lien Initial Borrowing Term Loan, 1M US L + 5.00%, 02/06/2026	1,506,306	1,517,468
Epicor Software Corp., First Lien B Term Loan, 1M US L + 3.25%, 06/01/2022	995,203	996,756
GI Revelation Acquisition LLC, First Lien Initial Term Loan:
1M US L + 5.00%, 04/16/2025	2,015,280	1,938,024
1M US L + 9.00%, 04/16/2026	2,200,000	2,112,000
Inmar, Inc., First Lien Initial Term Loan:
3M US L + 4.00%, 05/01/2024	391,764	370,872
3M US L + 8.00%, 05/01/2025	1,183,432	1,111,319
KUEHG Corp, Second Lien Tranche B Term Loan:
3M US L + 3.75%, 02/21/2025	1,629,178	1,630,196
3M US L + 8.25%, 08/22/2025	2,250,000	2,250,709
LD Intermediate Holdings, Inc., First Lien Initial Term Loan, 3M US L + 5.87%, 12/09/2022	1,936,872	1,925,571
LegalZoom.com, Inc., First Lien 2018 Term Loan, 1M US L + 4.50%, 11/21/2024	1,871,571	1,881,519
Minotaur Acquisition, Inc., First Lien B Term Loan, 1M US L + 5.00%, 03/27/2026	1,360,209	1,324,503
Mitchell International, Inc., First Lien Initial Term Loan:
1M US L + 3.25%, 11/29/2024	2,071,677	1,990,281
1M US L + 7.25%, 12/01/2025	690,909	639,091
National Intergovernmental Purchasing Alliance Company, First Lien Initial Term Loan:
3M US L + 3.75%, 05/23/2025	2,027,426	2,007,152
3M US L + 7.50%, 05/22/2026	1,540,000	1,513,050
PriceWaterhouseCoopers, Second Lien Initial Term Loan, 1M US L + 7.50%, 05/01/2026(b)	440,000	434,500
Project Boost Purchaser LLC, First Lien B Term Loan, 1M US L + 3.50%, 06/01/2026	636,364	633,102
PT Intermediate Holdings III LLC, First Lien B Term Loan, 1M US L + 4.00%, 12/09/2024	3,893,655	3,802,816
Revspring, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 10/11/2025	1,310,100	1,302,324
Sedgwick Claims Management Services, Inc., First Lien Initial Term Loan:
1M US L + 3.25%, 12/31/2025	1,448,959	1,427,108
1M US L + 4.00%, 09/03/2026	1,092,913	1,096,055
Surveymonkey, Inc., First Lien Term Loan, 1W US L + 3.75%, 10/10/2025(b)	2,565,304	2,549,270
ThoughtWorks, Inc., First Lien Replacement Term Loan, 1M US L + 4.00%, 10/11/2024	1,932,748	1,937,580
TRC Companies, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 06/21/2024	1,920,333	1,923,339
Weld North Education LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 02/15/2025	3,152,000	3,136,240
		57,186,280

Cable & Satellite Television - 0.29%
Radiate Holdco LLC, First Lien Amendment No. 2 Incremental Term Loan, 1M US L + 3.50%, 02/01/2024	733,163	734,446

Chemical & Plastics - 4.49%
Ascend Performance Materials Operations LLC, First Lien Initial Term Loan, 1M US L + 5.25%, 08/27/2026	1,500,000	1,507,508
Composite Resins Holding B.V., First Lien Initial Term Loan, 3M US L + 4.25%, 08/01/2025	2,607,000	2,607,013
Emerald Performance Materials LLC, First Lien Initial Term Loan, 1M US L + 3.50%, 07/30/2021	1,929,799	1,931,806
Nouryon Finance B.V., First Lien Initial Dollar Term Loan, 1M US L + 3.25%, 10/01/2025	1,837,780	1,804,240
Peroxychem LLC, First Lien B Term Loan, 3M US L + 5.00%, 09/30/2024(b)	1,367,442	1,364,023
Spectrum Holdings III Corp., First Lien Closing Date Term Loan:
1M US L + 3.25%, 01/31/2025	290,055	260,084
1M US L + 7.00%, 01/31/2026	600,000	546,000
Vantage Specialty Chemicals, Inc., First Lien Closing Date Term Loan:
1M US L + 3.50%, 10/28/2024	724,629	673,905
2M US L + 8.25%, 10/27/2025(b)	725,111	652,600
		11,347,179

	Principal
	Amount	Value
Conglomerates - 0.58%
American Residential Services LLC, First Lien Term Loan, 1M US L + 4.00%, 06/30/2022(b)	$219,880	$215,482
Output Services Group, Inc., First Lien B Term Loan, 1M US L + 4.50%, 03/27/2024(b)	523,747	458,279
Spring Education Group, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 07/30/2025	777,997	778,728
		1,452,489

Containers & Glass Products - 2.39%
Charter NEX US, Inc., First Lien Third Amendment Incremental Term Loan, 1M US L + 3.50%, 05/16/2024	236,906	237,449
Flex Acquisition Company, Inc., First Lien Incremental B-2018 Term Loan, 3M US L + 3.25%, 06/29/2025	1,281,393	1,237,345
IBC Capital I, Ltd., First Lien Tranche B-1 Term Loan, 3M US L + 3.75%, 09/11/2023	1,083,500	1,078,532
IBC Capital, Ltd., Second Lien Tranche B-1 Term Loan, 3M US L + 7.00%, 09/11/2024(b)	620,110	613,909
ProAmpac PG Borrower LLC, First Lien Initial Term Loan:
3M US L + 3.50%, 11/20/2023	581,759	557,180
3M US L + 8.50%, 11/18/2024	488,038	467,703
Strategic Materials Holding Corp., First Lien Initial Term Loan:
1M US L + 3.75%, 11/01/2024	544,154	481,576
1M US L + 7.75%, 10/31/2025	1,400,000	994,000
Trident TPI Holdings, Inc., First Lien Tranche B-1 Term Loan, 1M US L + 3.25%, 10/17/2024	379,211	367,658
		6,035,352

Diversified Insurance - 1.39%
Acrisure LLC, First Lien 2017-2 Refinancing Term Loan:
1M US L + 4.25%, 11/22/2023	1,466,247	1,462,127
3M US L + 3.75%, 11/22/2023	610,253	602,243
Broadstreet Partners, Inc., First Lien Tranche B-2 Term Loan, 1M US L + 3.25%, 11/08/2023	285,415	286,010
CP VI Bella Midco LLC, First Lien Initial Term Loan:
1M US L + 2.75%, 12/27/2024	414,492	402,835
1M US L + 6.75%, 12/29/2025	385,714	381,377
Genworth Holdings, Inc., First Lien Initial Term Loan, 2M US L + 4.50%, 03/07/2023(b)	376,870	378,754
		3,513,346

Drugs - 1.85%
Albany Molecular Research, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 08/30/2025	392,857	391,221
Arbor Pharmaceuticals LLC, First Lien Initial Term Loan, 3M US L + 5.00%, 07/05/2023	1,534,040	1,416,111
Avantor Funding, Inc., First Lien Initial B-2 Dollar Term Loan, 1M US L + 3.00%, 11/21/2024	959,977	968,679
Packaging Coordinators Midco, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 06/30/2023	1,885,491	1,883,728
		4,659,739

Ecological Services & Equipment - 0.90%
Eagle 4, Ltd., First Lien Initial Term Loan, 3M US L + 7.75%, 07/12/2027(b)	649,091	648,280
Emerald 2, Ltd., First Lien Initial B-1 Term Loan, 3M US L + 3.75%, 07/10/2026	345,526	347,685
EnergySolutions LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 05/09/2025	924,474	866,694
Tunnel Hill Partners LP, First Lien Initial Term Loan, 1M US L + 3.50%, 02/06/2026	406,805	405,536
		2,268,195

Electronics/Electric - 26.63%
Applovin Corp., First Lien Initial Term Loan, 1M US L + 3.75%, 08/15/2025	404,118	404,455
Boxer Parent Company, Inc., First Lien Initial Dollar Term Loan, 1M US L + 4.25%, 10/02/2025	3,275,250	3,157,619
Brave Parent Holdings, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 04/18/2025	871,178	837,420
CommerceHub, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 05/21/2025	1,259,063	1,244,111
Compuware Corp., First Lien Term Loan, 1M US L + 4.00%, 08/22/2025	354,038	355,957
ConvergeOne Holdings, Corp., First Lien Initial Term Loan, 1M US L + 5.00%, 01/04/2026	2,189,000	1,978,856
CPI International, Inc., Second Lien Initial Term Loan, 1M US L + 7.25%, 07/28/2025(b)	313,725	301,961
Curvature, Inc., First Lien Initial Term Loan, 1M US L + 5.00%, 10/30/2023	3,846,812	3,154,386
DigiCert Holdings, Inc., First Lien B Term Loan, 3M US L + 4.00%, 08/07/2026	1,152,439	1,150,278
DiscoverOrg LLC, First Lien Initial Term Loan, 1M US L + 4.50%, 02/02/2026	1,828,750	1,825,888
ECi Macola/MAX Holding LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 09/27/2024	827,658	827,141
Electronics for Imaging, Inc., First Lien Initial Term Loan, 3M US L + 5.00%, 07/23/2026(b)	1,050,000	981,750
Ellie Mae, Inc., First Lien Term Loan, 1M US L + 4.00%, 04/17/2026	3,520,000	3,530,278

	Principal
	Amount	Value
Electronics/Electric (continued)
Flexera Software LLC, First Lien Initial Term Loan:
1M US L + 3.50%, 02/26/2025	$226,437	$227,192
1M US L + 7.25%, 02/26/2026	773,145	771,695
Gigamon, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 12/27/2024	1,879,421	1,827,737
Help/Systems Holdings, Inc., First Lien Term Loan, 1M US L + 3.75%, 03/28/2025	1,166,339	1,164,881
Hyland Software, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 07/07/2025	696,541	701,114
Idera, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 06/28/2024	1,738,258	1,740,075
Imperva, Inc., First Lien Term Loan:
3M US L + 4.00%, 01/12/2026	1,197,000	1,167,075
1M US L + 7.75%, 01/11/2027	980,805	956,285
Ivanti Software, Inc., First Lien Term Loan:
1M US L + 4.25%, 01/20/2024	2,067,817	2,064,270
1M US L + 9.00%, 01/20/2025	2,000,000	1,978,750
MACOM Technology Solutions Holdings, Inc., First Lien Initial Term Loan, 1M US L + 2.25%, 05/17/2024	1,641,603	1,499,334
McAfee LLC, First Lien B USD Term Loan, 1M US L + 3.75%, 09/30/2024	2,640,466	2,649,615
Merrill Communications LLC, First Lien B Term Loan, 3M US L + 5.00%, 09/25/2026(b)	630,000	628,425
MH Sub I LLC, First Lien Amendment No. 2 Initial Term Loan, 1M US L + 3.75%, 09/13/2024	935,589	930,985
MLN US HoldCo LLC, First Lien B Term Loan, 1M US L + 4.50%, 11/30/2025	1,503,011	1,401,557
MYOB US Borrower LLC, First Lien Initial U.S. Term Loan, 1M US L + 4.00%, 05/06/2026	975,333	978,386
Navex Topco, Inc., First Lien Initial Term Loan:
3M US L + 3.25%, 09/05/2025	663,661	658,684
3M US L + 7.00%, 09/04/2026	1,100,000	1,090,831
Park Place Technologies LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 03/29/2025	2,255,719	2,249,133
Perforce Software, Inc., First Lien B Term Loan, 1M US L + 4.50%, 07/01/2026	577,938	578,539
Ping Identity Corp., First Lien Term Loan, 1M US L + 3.75%, 01/24/2025(b)	172,495	172,495
Project Alpha Intermediate Holding, Inc., First Lien Term Loan, 3M US L + 3.50%, 04/26/2024	3,341,274	3,303,685
Project Angel Parent LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 05/30/2025(b)	1,300,299	1,285,670
Project Leopard Holdings, Inc., First Lien 2018 Repricing Term Loan:
6M US L + 4.50%, 07/07/2023	321,760	322,665
6M US L + 4.25%, 07/07/2023	378,473	378,237
Project Silverback Holdings Corp., First Lien New Term Loan, 1M US L + 3.50%, 08/21/2024	745,352	633,549
Quest Software US Holdings, Inc., First Lien Initial Term Loan:
3M US L + 4.25%, 05/16/2025	1,139,165	1,127,534
3M US L + 8.25%, 05/18/2026	2,994,017	2,944,616
Riverbed Technology, Inc., First Lien First Amendment Term Loan, 1M US L + 3.25%, 04/24/2022	988,592	821,090
Rocket Software, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 11/28/2025	2,058,300	1,939,433
S2P Acquisition Borrower, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 08/14/2026	1,166,667	1,167,944
SonicWall US Holdings, Inc., First Lien Initial Term Loan:
3M US L + 3.50%, 05/16/2025	1,319,925	1,284,730
3M US L + 7.50%, 05/18/2026	1,760,000	1,557,600
Triton Solar US Acquisition Co., First Lien Initial Term Loan, 1M US L + 6.00%, 10/29/2024	251,861	237,537
Veritas US, Inc., First Lien New Dollar B Term Loan, 1M US L + 4.50%, 01/27/2023	1,792,291	1,698,617
Vero Parent, Inc., First Lien 2018 Refinancing Term Loan, 1M US L + 4.50%, 08/16/2024	613,521	611,987
Web.com Group, Inc., First Lien B Term Loan:
1M US L + 3.75%, 10/10/2025	1,999,087	1,969,950
1M US L + 7.75%, 10/09/2026	804,990	786,206
		67,258,208

Equipment Leasing - 0.24%
CSC SW Holdco, Inc., First Lien B-1 Term Loan, 3M US L + 3.25%, 11/14/2022	618,671	609,391

Financial Intermediaries - 1.32%
ASP MCS Acquisition Corp., First Lien Initial Term Loan, 1M US L + 4.75%, 05/20/2024	2,740,320	1,242,283
NorthStar Financial Services Group LLC, First Lien Initial Term Loan:
1M US L + 3.50%, 05/25/2025	1,683,142	1,664,206
1M US L + 7.50%, 05/25/2026(b)	433,744	429,406
		3,335,895

Food Products - 2.59%
Alphabet Holding Company, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 09/26/2024	2,069,090	1,918,646

	Principal
	Amount	Value
Food Products (continued)
TKC Holdings, Inc., First Lien Initial Term Loan:
1M US L + 3.75%, 02/01/2023	$3,601,155	$3,546,490
1M US L + 8.00%, 02/01/2024	1,105,408	1,085,605
		6,550,741

Food Service - 4.11%
CEC Entertainment, Inc., First Lien B Term Loan, 3M US L + 6.50%, 08/30/2026	1,730,949	1,700,009
Flynn Restaurant Group LP, First Lien B Initial Term Loan, 1M US L + 3.50%, 06/27/2025	2,785,305	2,685,507
Fogo de Chao, Inc., First Lien 2018 Refinancing Term Loan, 1M US L + 4.25%, 04/07/2025	1,873,171	1,881,366
Quidditch Acquisition, Inc., First Lien B Term Loan, 3M US L + 7.00%, 03/21/2025(b)	1,261,806	1,280,733
Red Lobster Management LLC, First Lien Initial Term Loan, 1M US L + 5.25%, 07/28/2021	1,345,774	1,337,363
Tacala Investment Corp., Second Lien Initial Term Loan, 1M US L + 7.00%, 01/30/2026	993,103	989,876
Whatabrands LLC, First Lien B Term Loan, 3M US L + 3.25%, 08/02/2026	492,050	494,882
		10,369,736

Food/Drug Retailers - 2.00%
EG Group, Ltd., First Lien Facility B Term Loan:
3M US L + 4.00%, 02/07/2025	4,893,783	4,846,681
3M US L + 4.00%, 02/07/2025	205,208	203,233
		5,049,914

Health Insurance - 1.47%
Achilles Acquisition LLC, First Lien Closing Date Term Loan, 1M US L + 4.00%, 10/13/2025	840,576	842,152
FHC Health Systems, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 12/23/2021	2,545,755	2,547,868
MPH Acquisition Holdings LLC, First Lien Initial Term Loan, 3M US L + 2.75%, 06/07/2023	344,433	329,077
		3,719,097

Healthcare - 21.68%
Alvogen Pharma US, Inc., First Lien 2018 Refinancing Term Loan, 1M US L + 4.75%, 04/01/2022	2,407,254	2,189,397
ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 05/10/2023	584,416	579,302
BioClinica Holding I LP, First Lien Initial Term Loan:
2M US L + 4.25%, 10/20/2023	1,835,781	1,774,586
2M US L + 8.25%, 10/21/2024	1,052,629	961,839
Carestream Health, Inc., First Lien Extended Term Loan:
1M US L + 5.75%, 02/28/2021	173,732	166,348
1M US L + 9.50%, 06/07/2021	2,390,930	2,295,293
Certara Holdco, Inc., First Lien Replacement Term Loan, 1M US L + 3.50%, 08/15/2024(b)	219,824	219,000
Covenant Surgical Partners, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 07/01/2026	1,312,500	1,303,477
CT Technologies Intermediate Holdings, Inc., First Lien New Facility Term Loan, 1M US L + 4.25%, 12/01/2021	2,165,477	1,986,825
Dentalcorp Health Services ULC, First Lien Initial Term Loan, 1M US L + 3.75%, 06/06/2025	1,148,285	1,131,301
Endo Luxembourg Finance Company I S.a r.l., First Lien Initial Term Loan, 3M US L + 4.25%, 04/29/2024	769,877	703,117
Envision Healthcare Corp., First Lien Initial Term Loan, 1M US L + 3.75%, 10/10/2025	2,282,110	1,869,185
Femur Buyer, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 03/05/2026	667,128	668,379
Greenway Health LLC, First Lien Term Loan, 3M US L + 3.75%, 02/16/2024	1,348,276	1,193,224
Heartland Dental LLC, First Lien Initial Term Loan:
1M US L + 4.50%, 04/30/2025	490,957	482,979
1M US L + 3.75%, 04/30/2025	2,962,955	2,906,007
Immucor, Inc., First Lien B-3 Term Loan, 3M US L + 5.00%, 06/15/2021	360,279	360,673
Lanai Holdings II, Inc., First Lien Initial Term Loan, 3M US L + 4.75%, 08/29/2022	2,228,429	2,081,720
Lifescan Global Corp., First Lien Initial Term Loan, 3M US L + 6.00%, 10/01/2024	3,126,750	2,841,450
Maravai Intermediate Holdings LLC, First Lien Initial Term Loan, 1M US L + 4.25%, 08/02/2025	1,001,177	995,546
Navicure, Inc., First Lien B Term Loan, 3M US L + 4.00%, 09/18/2026	1,065,217	1,066,549
Netsmart Technologies, Inc., First Lien D-1 Term Loan, 1M US L + 3.75%, 04/19/2023	3,685,116	3,657,478
NMSC Holdings, Inc., First Lien Initial Term Loan, 3M US L + 5.00%, 04/19/2023	237,362	236,275
nThrive, Inc., First Lien Additional B-2 Term Loan, 1M US L + 4.50%, 10/20/2022	3,515,344	3,210,686
NVA Holdings, Inc., First Lien Incremental B-4 Term Loan, 1M US L + 3.50%, 02/02/2025	658,350	659,173
Onex TSG Holdings II Corp., First Lien Initial Term Loan, 1M US L + 4.00%, 07/29/2022	1,196,887	1,121,483
Parexel International Corp., First Lien Initial Term Loan, 1M US L + 2.75%, 09/27/2024	1,640,366	1,561,571

	Principal
	Amount	Value
Healthcare (continued)
PetVet Care Centers LLC, First Lien Initial Term Loan:
1M US L + 3.25%, 02/14/2025(b)	$655,038	$648,487
1M US L + 2.75%, 02/14/2025(c)	130,285	126,539
1M US L + 2.75%, 02/14/2025	578,355	561,728
Phoenix Guarantor, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 03/05/2026	3,144,984	3,154,482
Project Ruby Ultimate Parent Corp., First Lien New Term Loan, 1M US L + 3.50%, 02/09/2024	799,578	793,250
Regionalcare Hospital Partners Holdings, Inc., First Lien B Term Loan, 1M US L + 4.50%, 11/16/2025	1,957,733	1,962,481
Sunshine Luxembourg VII SARL, First Lien Facility B1 Term Loan, 3M US L + 4.25%, 09/23/2026	518,519	521,598
Surgery Center Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 09/02/2024	139,314	136,493
Team Health Holdings, Inc., First Lien Initial Term Loan, 1M US L + 2.75%, 02/06/2024	989,848	820,747
U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan, 1M US L + 3.00%, 06/23/2024	273,510	266,929
Verscend Holding Corp., First Lien B Term Loan, 1M US L + 4.50%, 08/27/2025	1,361,250	1,368,342
Viant Medical Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 07/02/2025	411,259	385,556
Vyaire Medical, Inc., First Lien Term Loan, 3M US L + 4.75%, 04/16/2025	3,258,750	3,000,771
YI LLC, First Lien Initial Term Loan, 3M US L + 4.00%, 11/07/2024	1,394,961	1,391,480
Zest Acquisition Corp., Second Lien Initial Term Loan, 3M US L + 7.50%, 03/13/2026(b)	1,500,000	1,387,500
		54,749,246

Home Furnishings - 1.75%
AI Aqua Merger Sub, Inc., First Lien Tranche B-1 Term Loan:
1M US L + 3.25%, 12/13/2023	940,800	900,816
1M US L + 3.25%, 12/13/2023	1,293,272	1,238,845
Hayward Industries, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 08/05/2024	111,330	107,850
Prime Security Services Borrower LLC, First Lien 2019 Refinancing B-1 Term Loan, 3M US L + 3.25%, 09/23/2026(b)	1,630,000	1,614,466
Serta Simmons Bedding LLC, Second Lien Initial Term Loan, 1M US L + 8.00%, 11/08/2024	1,645,600	562,244
		4,424,221

Industrial Equipment - 4.94%
AI Alpine AT BidCo GmbH, First Lien Facility B Term Loan, 3M US L + 2.75%, 10/31/2025(b)	295,595	289,313
Apex Tool Group LLC, First Lien Third Amendment Term Loan, 1M US L + 5.50%, 08/01/2024	2,125,338	2,071,312
Engineered Machinery Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.25%, 07/19/2024	1,475,715	1,451,115
Helix Acquisition Holdings, Inc., First Lien 2018 New Term Loan, 3M US L + 3.75%, 09/30/2024	1,411,122	1,368,796
Justrite Safety Group, First Lien Initial Term Loan, 1M US L + 4.50%, 06/28/2026(b)	945,977	931,787
LTI Holdings, Inc., First Lien Initial Term Loan:
1M US L + 3.50%, 09/06/2025	720,000	683,460
1M US L + 6.75%, 09/06/2026	468,085	428,883
Robertshaw US Holding Corp., First Lien Initial Term Loan, 1M US L + 3.25%, 02/28/2025	1,383,885	1,269,714
Tailwind Smith Cooper Intermediate Corp., First Lien Initial Term Loan, 1M US L + 5.00%, 05/28/2026(b)	1,540,000	1,447,600
Titan Acquisition, Ltd., First Lien Initial Term Loan, 1M US L + 3.00%, 03/28/2025	2,645,000	2,546,117
		12,488,097

Insurance - 1.07%
APCO Holdings LLC, First Lien Initial Term Loan, 1M US L + 5.50%, 06/09/2025(b)	1,584,205	1,560,442
HIG Finance 2, Ltd., First Lien Initial Dollar Term Loan, 1M US L + 3.50%, 12/20/2024	236,323	236,849
Outcomes Group Holdings, Inc., Second Lien Term Loan:
3M US L + 3.50%, 10/24/2025	476,400	471,636
3M US L + 7.50%, 10/26/2026	423,077	420,962
		2,689,889

Leisure Goods/Activities/Movies - 2.66%
Recess Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 09/30/2024	1,958,822	1,933,729
Travel Leaders Group LLC, First Lien 2018 Refinancing Term Loan, 1M US L + 4.00%, 01/25/2024	578,611	580,541
Travelport Finance S.à r.l., First Lien Initial Term Loan, 3M US L + 5.00%, 05/29/2026	2,640,000	2,397,688
UFC Holdings LLC, First Lien 2019 Term Loan, 1M US L + 3.25%, 04/29/2026	518,138	520,117

	Principal
	Amount	Value
Leisure Goods/Activities/Movies (continued)
United PF Holdings LLC, First Lien Term Loan:
1M US L + 4.50%, 06/10/2026	$1,065,602	$1,064,936
3M US L + 4.50%, 06/10/2026(c)	22,490	22,476
1M US L + 8.50%, 06/10/2027	198,649	199,145
		6,718,632

Lodging & Casinos - 0.67%
Casablanca US Holdings, Inc., First Lien Amendment No. 2 Initial Term Loan, 3M US L + 4.00%, 03/29/2024	1,733,600	1,684,192

Nonferrous Metals/Minerals - 1.23%
Aleris International, Inc., First Lien Initial Term Loan, 1M US L + 4.75%, 02/27/2023	1,747,988	1,753,014
American Rock Salt Company LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 03/21/2025	969,950	971,167
Murray Energy Corp., First Lien Superpriority B-2 Term Loan, 3M US L + 7.25%, 10/17/2022(d)	965,410	377,475
		3,101,656

Oil & Gas - 3.93%
Ascent Resources - Marcellus LLC, First Lien Initial Term Loan, 1M US L + 6.50%, 03/30/2023(b)	246,914	239,506
Equitrans Midstream Corp., First Lien Holdco B Facility Term Loan, 1M US L + 4.50%, 01/31/2024	737,669	738,683
Keane Group Holdings LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 05/25/2025(b)	1,303,500	1,257,877
Lower Cadence Holdings LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 05/22/2026	1,343,571	1,312,925
Lucid Energy Group II Borrower LLC, First Lien Initial Term Loan, 1M US L + 3.00%, 02/17/2025	399,580	379,351
Petroleum GEO-Services ASA, First Lien Extended Term Loan, 3M US L + 2.50%, 03/19/2021	1,634,206	1,522,876
Sheridan Investment Partners I LLC, First Lien Tranche B-2 Term Loan, 1M US L + 3.50%, 10/01/2019	2,772,674	2,162,686
Sheridan Production Partners I LLC, First Lien Deferred Principal Term Loan:
3M US L + 0.00%, 10/01/2019(b)	14,516	11,322
3M US L + 0.00%, 10/01/2019(b)	109,547	85,447
3M US L + 0.00%, 10/01/2019(b)	8,866	6,916
Sheridan Production Partners I-A LP, First Lien Tranche B-2 Term Loan, 1M US L + 3.50%, 10/01/2019	367,402	286,574
Sheridan Production Partners I-M LP, First Lien Tranche B-2 Term Loan, 1M US L + 3.50%, 10/01/2019	224,411	175,041
UTEX Industries, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 05/21/2021	2,041,828	1,745,763
		9,924,967

Property & Casualty Insurance - 1.47%
Applied Systems, Inc., First Lien Closing Date Term Loan, 3M US L + 3.00%, 09/19/2024	170,672	170,624
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1M US L + 6.50%, 08/04/2025	1,910,526	1,943,722
Confie Seguros Holding II Co., First Lien B Term Loan, 1M US L + 4.75%, 04/19/2022	1,687,293	1,609,256
		3,723,602

Publishing - 2.37%
Ancestry.com Operations, Inc., First Lien Extended Term Loan, 1M US L + 4.25%, 08/27/2026	1,256,850	1,231,713
Champ Acquisition Corp., First Lien Initial Term Loan, 3M US L + 5.50%, 12/19/2025	1,623,321	1,621,803
Clear Channel Outdoor Holdings, Inc., First Lien B Term Loan, 1M US L + 3.50%, 08/21/2026	1,166,667	1,171,561
Recorded Books, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 08/29/2025	955,263	957,656
Southern Graphics, Inc., Second Lien Initial Term Loan:
2M US L + 3.25%, 12/31/2022	405,480	300,730
2M US L + 7.50%, 12/31/2023	1,500,000	712,500
		5,995,963

Radio & Television - 0.92%
iHeartCommunications, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 05/01/2026	1,971,121	1,986,240
William Morris Endeavor Entertainment LLC, First Lien B-1 Term Loan, 1M US L + 2.75%, 05/18/2025	354,337	345,036
		2,331,276

Retailers (except food & drug) - 1.37%
Apro LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 08/08/2024(b)	782,373	788,241

	Principal
	Amount	Value
Retailers (except food & drug) (continued)
Ascena Retail Group, Inc., First Lien Tranche B Term Loan, 1M US L + 4.50%, 08/21/2022	$1,094,008	$613,618
FBB Holdings III, Inc., First Lien Initial Retired 07/30/2019 Term Loan:
3M US L + 9.00%, 02/07/2024(b)	185,184	97,222
3M US L + 7.00%, 01/31/2025(b)	64,966	16,241
Neiman Marcus Group, Ltd. LLC, First Lien Cash Pay/PIK Extended Term Loan, 1M US L + 6.50%, 10/25/2023	3	2
Petco Animal Supplies, Inc., First Lien Term Loan, 3M US L + 3.25%, 01/26/2023	645,653	491,849
Spencer Spirit IH LLC, First Lien Initial Term Loan, 1M US L + 6.00%, 06/19/2026	1,470,000	1,449,177
Sports Authority, Inc., First Lien B Term Loan, 3M US L + 6.00%, 11/16/2019(b)(d)	4,296,916	8,594
		3,464,944

Steel - 0.85%
Can Am Construction, Inc., First Lien Closing Date Term Loan, 1M US L + 5.00%, 07/01/2024	1,853,398	1,803,588
Phoenix Services International LLC, First Lien B Term Loan, 1M US L + 3.75%, 03/01/2025(b)	358,821	346,263
		2,149,851

Surface Transport - 1.17%
Drive Chassis Holdco LLC, Second Lien B Term Loan, 3M US L + 8.25%, 04/10/2026	2,200,000	2,098,250
SMB Shipping Logistics LLC, First Lien Term Loan, 3M US L + 4.00%, 02/05/2024	865,661	857,005
		2,955,255

Telecommunications - 3.29%
Alorica, Inc., First Lien New B Term Loan, 1M US L + 3.75%, 06/30/2022	842,907	724,900
Avaya, Inc., First Lien Tranche B Term Loan, 1M US L + 4.25%, 12/15/2024	989,924	943,215
Cyxtera DC Holdings, Inc., Second Lien Initial Term Loan, 1M US L + 7.25%, 05/01/2025	300,751	248,120
Ensono LP, First Lien Term Loan, 1M US L + 5.25%, 06/27/2025	1,232,205	1,225,785
Masergy Holdings, Inc., Second Lien Initial Term Loan:
3M US L + 3.25%, 12/15/2023	715,854	706,011
3M US L + 7.50%, 12/16/2024	588,972	579,157
Peak 10 Holding Corp., First Lien Initial Term Loan:
3M US L + 3.50%, 08/01/2024	1,069,091	926,768
3M US L + 7.25%, 08/01/2025	1,157,143	856,286
Securus Technologies Holdings, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 11/01/2024	167,444	148,328
Vertiv Group Corp., First Lien B Term Loan, 1M US L + 4.00%, 11/30/2023	2,040,638	1,946,901
		8,305,471

Utilities - 2.56%
Brookfield WEC Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 08/01/2025	673,540	676,530
Eastern Power LLC, First Lien Term Loan, 1M US L + 3.75%, 10/02/2023	560,692	563,299
Granite Acquisition, Inc., First Lien C Term Loan, 3M US L + 3.50%, 12/17/2021	62,857	63,100
Green Energy Partners/Stonewall LLC, First Lien B-1 Conversion Advances Term Loan, 3M US L + 5.50%, 11/13/2021	490,000	472,544
Moxie Patriot LLC, First Lien Construction B-1 Advances Term Loan, 3M US L + 5.75%, 12/19/2020	1,366,059	1,212,377
Panda Liberty LLC, First Lien Construction B-1 Advance Term Loan, 3M US L + 6.50%, 08/21/2020	2,363,604	2,048,063
Pike Corp., First Lien Initial (2019) Term Loan, 1M US L + 3.25%, 07/24/2026	609,520	612,525
Southeast PowerGen LLC, First Lien B Advance Term Loan, 1M US L + 3.50%, 12/02/2021	862,830	828,317
		6,476,755

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $371,493,010)		354,967,496

COLLATERALIZED LOAN OBLIGATION SECURITIES(a) - 1.51%
Structured Finance Obligations - 1.51%
Babson CLO, Ltd. 2015-I 3M US L + 5.50%, 01/20/2031(b)(e)	875,000	783,695
Carlyle Global Market Strategies CLO 2016-2, Ltd. 3M US L + 5.17%, 07/15/2027(b)(e)	1,000,000	919,488
Dryden 40 Senior Loan Fund 3M US L + 5.75%, 08/15/2031(b)(e)	800,000	740,667
Highbridge Loan Management 6-2015, Ltd. 3M US L + 5.10%, 02/05/2031(b)(e)	834,000	754,149

	Principal
	Amount	Value
Structured Finance Obligations (continued)
Neuberger Berman Loan Advisers CLO 27, Ltd. 3M US L + 5.20%, 01/15/2030(b)(e)	$667,000	$611,173
		3,809,172

TOTAL COLLATERALIZED LOAN OBLIGATION SECURITIES
(Cost $4,153,216)		3,809,172

CORPORATE BONDS - 4.25%
Automotive - 0.20%
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc. 7.875%, 10/01/2022(e)	550,000	512,875

Building & Development - 0.23%
NWH Escrow Corp. 7.500%, 08/01/2021(e)	1,000,000	582,500

Chemical & Plastics - 0.24%
Starfruit Finco BV / Starfruit US Holdco LLC 8.000%, 10/01/2026(e)	595,000	596,488

Containers & Glass Products - 0.14%
ARD Securities Finance SARL 8.750%, 01/31/2023(e)(f)	341,757	355,427

Ecological Services & Equipment - 0.90%
GFL Environmental, Inc.:
5.375%, 03/01/2023(e)	1,325,000	1,347,923
7.000%, 06/01/2026(e)	330,000	348,150
8.500%, 05/01/2027(e)	513,000	570,071
		2,266,144

Electronics/Electric - 0.30%
Riverbed Technology, Inc. 8.875%, 03/01/2023(e)	1,385,000	761,750

Food/Drug Retailers - 0.39%
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC 5.875%, 02/15/2028(e)	917,000	972,882

Healthcare - 1.19%
Envision Healthcare Corp. 8.750%, 10/15/2026(e)	2,292,000	1,409,580
Team Health Holdings, Inc. 6.375%, 02/01/2025(e)	1,000,000	696,000
Tenet Healthcare Corp. 4.625%, 09/01/2024(e)	875,000	901,189
		3,006,769

Property & Casualty Insurance - 0.14%
GTCR AP Finance, Inc. 8.000%, 05/15/2027(e)	350,000	360,500

Publishing - 0.14%
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance 7.875%, 05/15/2024(e)	420,000	365,400

Radio & Television - 0.17%
Entercom Media Corp. 6.500%, 05/01/2027(e)	123,000	128,842
Univision Communications, Inc. 5.125%, 05/15/2023(e)	300,000	300,750
		429,592

	Principal
	Amount	Value
Telecommunications - 0.21%
Sprint Communications, Inc. 6.000%, 11/15/2022	$500,000	$532,500

TOTAL CORPORATE BONDS
(Cost $12,548,344)		10,742,827

	Shares
COMMON STOCK - 0.16%
Oil & Gas - 0.16%
Ascent Resources - Equity(b)(g)	177,384	399,114
Templar Energy LLC(b)(g)	72,786	–
		399,114

TOTAL COMMON STOCK
(Cost $3,533,965)		399,114

PREFERRED STOCK - 0.00%
Oil & Gas - 0.00%
Templar Energy LLC(b)(g)	48,248	–

TOTAL PREFERRED STOCK
(Cost $482,483)		–

WARRANTS - 0.00%(h)
Oil & Gas - 0.00%
Ascent Resources Marcellus LLC expires 3/30/2023 at $6.15(b)(g)	45,926	1,378

TOTAL WARRANTS
(Cost $5,013)		1,378

Total Investments - 146.46%
(Cost $392,216,031)		369,919,987

Other Assets in Excess of Liabilities - 3.03%		7,654,053

Leverage Facility - (49.49)%		(125,000,000)

Net Assets - 100.00%		$252,574,040

Amounts above are shown as a percentage of net assets as of September 30, 2019.

Libor Rates:
1W US L - 1 Week LIBOR as of September 30, 2019 was 1.91%
1M US L - 1 Month LIBOR as of September 30, 2019 was 2.02%
2M US L - 2 Month LIBOR as of September 30, 2019 was 2.07%
3M US L - 3 Month LIBOR as of September 30, 2019 was 2.09%
6M US L - 6 Month LIBOR as of September 30, 2019 was 2.06%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of September 30, 2019 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(c)	A portion of this position was not funded as of September 30, 2019. The Portfolio of Investments records only the funded portion of each position. As of September 30, 2019, the Fund has unfunded delayed draw loans in the amount of $830,464. Fair value of these unfunded delayed draw loans was $814,474.
(d)	Security is in default as of period end and is therefore non-income producing.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $14,019,499, which represented approximately 5.55% of net assets as of September 30, 2019. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(f)	Option to convert to pay-in-kind security.
(g)	Non-income producing security.
(h)	Amount represents less than 0.005% of net assets.

NOTE 1. ORGANIZATION

Blackstone / GSO Senior Floating Rate Term Fund (“BSL”), is a diversified, closed-end management investment company. BSL was organized as a Delaware statutory trust on March 4, 2010. BSL was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on March 5, 2010. BSL commenced operations on May 26, 2010. Prior to that date, BSL had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BSL to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as BSL’s investment adviser. BSL’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BSL.”

Absent shareholder approval to extend the term of BSL, BSL was initially scheduled to dissolve on or about May 31, 2020. On November 17, 2017, BSL’s shareholders approved extending the term of BSL by two years by changing BSL’s scheduled dissolution date from May 31, 2020 to May 31, 2022. Upon dissolution, BSL will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities. Pursuant to BSL’s Amended and Restated Agreement and Declaration of Trust, prior to the date of dissolution a majority of the Board of Trustees, with the approval of a majority of the shareholders entitled to vote (as defined in the 1940 Act), may extend the life of BSL by a period of two years or such shorter time as may be determined. The dissolution date of BSL may be extended an unlimited number of times. On March 31, 2017, BSL announced an extension of BSL’s reinvestment period. The extension will allow BSL to continue to reinvest proceeds generated by maturities, prepayments and sales of investments until one year prior to BSL’s scheduled dissolution date, which is currently May 31, 2022.

BSL’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. Under normal market conditions, at least 80% of BSL’s Managed Assets (defined below) will be invested in senior secured, floating rate loans (“Senior Loans”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of its financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material. BSL is considered an investment company for financial reporting purposes under GAAP.

Portfolio Valuation: BSL’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Funds’ nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Collateralized Loan Obligation securities (“CLOs”) are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the evaluated mid-price of each of the CLOs. Corporate bonds and convertible bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Futures contracts are ordinarily valued at the last sales price on the securities or commodities exchange on which they are traded. Written and purchased options are ordinarily valued at the closing price on the securities or commodities exchange on which they are traded. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (“Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees. Such methods may include, but are not limited to, the use of a market comparable and/or income approach methodologies. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Fair Valued Asset Committee to the Board at each regularly scheduled quarterly meeting. The Funds have procedures to identify and investigate potentially stale or missing prices for investments which are valued using a nationally recognized pricing service, exchange price or broker-dealer quotations. After performing such procedures, any prices which are deemed to be stale are reviewed by the Fair Valued Asset Committee and an alternative pricing source is determined.

Various inputs are used to determine the value of BSL’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.

The following table summarizes valuation of BSL’s investments under the fair value hierarchy levels as of September 30, 2019:

Blackstone / GSO Senior Floating Rate Term Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Aerospace & Defense	$–	$2,520,614	$4,839,065	$7,359,679
Automotive	–	3,013,322	1,251,421	4,264,743
Building & Development	–	21,715,001	250,000	21,965,001
Business Equipment & Services	–	50,332,226	6,854,054	57,186,280
Chemical & Plastics	–	9,330,556	2,016,623	11,347,179
Conglomerates	–	778,728	673,761	1,452,489
Containers & Glass Products	–	5,421,443	613,909	6,035,352
Diversified Insurance	–	3,134,592	378,754	3,513,346
Ecological Services & Equipment	–	1,619,915	648,280	2,268,195
Electronics/Electric	–	63,887,907	3,370,301	67,258,208
Financial Intermediaries	–	2,906,489	429,406	3,335,895
Food Service	–	9,089,003	1,280,733	10,369,736
Healthcare	–	52,494,259	2,254,987	54,749,246
Home Furnishings	–	2,809,755	1,614,466	4,424,221
Industrial Equipment	–	9,819,397	2,668,700	12,488,097
Insurance	–	1,129,447	1,560,442	2,689,889
Oil & Gas	–	8,323,899	1,601,068	9,924,967
Retailers (except food & drug)	–	2,554,646	910,298	3,464,944
Steel	–	1,803,588	346,263	2,149,851
Other	–	68,720,178	–	68,720,178
Collateralized Loan Obligation Securities
Structured Finance Obligations	–	–	3,809,172	3,809,172
Corporate Bonds	–	10,742,827	–	10,742,827
Common Stock
Oil & Gas	–	–	399,114	399,114
Rights
Oil & Gas	–	–	1,378	1,378
Total	–	332,147,792	37,772,195	369,919,987

*        Refer to the Fund's Portfolio of Investments for a listing of securities by type.

The changes of the fair value of investments for which BSL has used Level 3 inputs to determine the fair value are as follows:

Blackstone/GSO Senior Floating Rate Term Fund	Floating Rate Loan Interests	Collateralized Loan Obligation Securities	Common Stock	Preferred Stock	Warrants	Total
Balance as of December 31, 2018	$77,368,725	$5,338,520	$554,675	$144,745	$1,378	$83,408,043
Accrued discount/ premium	102,737	838	-	-	-	103,575
Realized Gain/(Loss)	73,177	(109,497)	-	-	-	(36,320)
Change in Unrealized Appreciation/(Depreciation)	(730,717)	185,067	(155,561)	(144,745)	-	(845,956)
Purchases	13,904,949	-	-	-	-	13,904,949
Sales Proceeds	(10,886,046)	(1,605,756)	-	-	-	(12,491,802)
Transfer into Level 3	4,663,034	-	-	-	-	4,663,034
Transfer out of Level 3	(50,933,328)	-	-	-	-	(50,933,328)
Balance as of September 30, 2019	$33,562,531	$3,809,172	$399,114	$-	$1,378	$37,772,195
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at September 30, 2019	$(63,739)	$21,527	$(155,561)	$(144,745)	$-	$(342,518)

Information about Level 3 fair value measurements as of September 30, 2019:

Blackstone / GSO Senior Floating Rate Term Fund	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Value/Range (Weighted Average)
Assets
Floating Rate Loan Interests	$33,562,531	Third-party vendor pricing service	Broker quotes	N/A
Collateralized Loan Obligation Securities	$3,809,172	Third-party vendor pricing service	Broker quotes	N/A
Common Stock	$399,144	Third-party vendor pricing service	Broker quotes	N/A
Warrants	$1,378	Third-party vendor pricing service	Broker quotes	N/A

Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were moved from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3. SENIOR AND SECURED FLOATING RATE LOANS

BSL defines “Senior Loans” as first lien senior secured, floating rate loans that are made to U.S. and, to a limited extent, non-U.S. corporations, partnerships and other business entities (“Borrowers”), which operate in various industries and geographical regions. Under normal market conditions, at least 80% of BSL’s Managed Assets (defined below) will be invested in Senior Loans. BSL defines "Managed Assets" as total assets (including any assets attributable to any leverage used) minus the sum of BSL's accrued liabilities (other than liabilities related to the principal amount of leverage). At September 30, 2019, 94.01% of BSL’s Managed Assets were held in Senior Loans.

Loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. At September 30, 2019, BSL had invested $41,127,857 in second lien secured loans. Second lien secured loans are not considered Senior Loans for BSL.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BSL typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of the Borrowers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BSL, and such defaults could reduce net asset value and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BSL may acquire Loans through assignments or participations. BSL typically acquires these Loans through assignment, and if BSL acquires a Loan through participation, will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BSL may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BSL must acquire a Loan through a participation.

NOTE 4. LEVERAGE

The Fund entered into a Credit Agreement (the "Agreement") with a bank to borrow money pursuant to a revolving line of credit ("Leverage Facility") dated October 8, 2014, as amended on October 7, 2015, October 5, 2016, and October 4, 2017, as amended and restated on June 20, 2018 and as further amended and restated on October 4, 2019 to borrow up to a limit of $142 million, with $48 million for tranche A loans (“Tranche A Loans”) and $94 million for tranche B loans (“Tranche B Loans”). Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate of 0.85% above LIBOR for Tranche A Loans, 1.15% above LIBOR for one (1) month interest period Tranche B Loans and 1.00% above LIBOR for three (3), six (6) and nine (9) months interest periods Tranche B Loans, with LIBOR measured for the period commencing on the date of the making of such LIBOR Loan (or the last date upon which any other Loan was converted to, or continued as, such LIBOR Loan) and ending on the numerically corresponding day in the calendar month that is one (1), three (3), six (6) or nine (9) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion. Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts. The commitment fee payable for each of Tranche A Loans and Tranche B Loans is 0.15% on the undrawn amounts when drawn amounts exceed 75% of the relevant borrowing limit and 0.25% on the undrawn amounts at any other time. Interest and fees are generally payable quarterly. The Fund may elect to extend the Agreement for a further period with the consent of the lending bank. At September 30, 2019, BSL had borrowings outstanding under its Leverage Facility of $125,000,000, at an interest rate of 3.14%. Due to the short term nature of the Agreement, face value approximates fair value at September 30, 2019. This fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy (see Note 2). For the period ended September 30, 2019, the average borrowings under BSL’s Leverage Facility and the average interest rate were $126,373,626 and 3.54%, respectively.

Under the Agreement, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund's custodian, The Bank of New York Mellon. As of September 30, 2019, the Fund was in compliance with all required investment limitations and asset coverage requirements related to its leverage.

The use of borrowings to leverage the common shares of the Fund can create risks. Changes in the value of the Fund's portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund's investment portfolio, the leverage may decrease or increase, as the case may be, the net asset value per common share to a greater extent than if the Fund did not utilize leverage. During periods when the Fund is using leverage, the fees paid to the Adviser for advisory services and to ALPS for administrative services are higher than if the Fund did not use leverage because the fees paid are calculated on the basis of the Fund's Managed Assets, which include the assets purchased through leverage. As of September 30, 2019, BSL’s leverage represented 33.11% of the Fund’s Managed Assets.